Finance Lease Liabilities (Details) - Schedule of leased assets under a finance lease - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of leased assets under a finance lease [Abstract]
Cost	$ 3,172,647	$ 8,459,215
Less: Accumulated depreciation	(937,442)	(4,226,875)
Net book value	$ 2,235,205	$ 4,232,340